Stockholders' Equity	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Equity [Abstract]
Stockholders' Equity

Note 9. Stockholders’ Equity

Pursuant to the fourth certificate of amendment to the Company’s third amended and restated certificate of incorporation dated July 6, 2020, each share of voting and non-voting common stock issued and outstanding prior to the effectiveness was reclassified into a single class of stock designated as common stock which has one vote per share. Subsequent to the effectiveness of the Company’s amended and restated certificate of incorporation, the Company’s common stock consists of 500,000,000 authorized shares, par value $0.0005 per share and the Company’s preferred stock consists of 10,000,000 authorized shares, par value $0.001 per share.

At July 31, 2020, the Company committed a total of 24,785,528 shares of common stock for future issuance as follows:

Issued and outstanding stock options	7,464,094
Nonvested issued and outstanding restricted stock units (“RSUs”)	2,041,093
Possible issuance under stock plans	15,280,341

24,785,528

Note 10. Stockholders’ Equity

On September 16, 2019, the Company amended the Certificate of Incorporation to change the designated number of voting shares of authorized common stock to 99,708,247 and the designated number of non-voting shares of authorized common stock to 10,291,753. On May 25, 2016, the Company amended the Certificate of Incorporation to change the designated number of voting shares of authorized common stock to 89,708,247 and the designated number of non-voting shares of authorized common stock to 10,291,753. During the fiscal years ended January 31, 2018 and 2019, no change was made to the total number of authorized common shares.

In July 2017, January 2018, and September 2019 the Company completed a private placement common stock offering with accredited investors which raised $17.8 million, $51.4 million and $79.9 million, respectively, net of related expenses. During the July 2017 offering, 1,784,700 shares of voting common stock were issued, in January 2018, 3,958,354 shares of voting common stock were issued, and in September 2019, 3,678,161 shares of common stock were issued (3,448,276 shares of voting common stock and 229,885 shares of non-voting common stock).

Also, during the fiscal years ended January 31, 2018, 2019 and 2020, certain employees exercised vested stock options resulting in 695,384, 2,845,482 and 458,770 shares, respectively, being issued.

During the fiscal year ended January 31, 2020, 1,502,772 shares of voting common stock were issued related to business combinations.

A summary of the rights and key provisions affecting each class of the Company’s stock as of January 31, 2020, is as follows:

Preferred Stock: The Board of Directors is authorized to establish one or more series of preferred stock and to fix the number of shares constituting such series and the designation of such series, including the voting powers, preferences, limitations, restrictions, and other special rights thereof.

Common stock: Each holder of shares of voting common stock is entitled to attend all special and annual stockholder meetings of the Company and to cast one vote for each outstanding share of voting common stock held on any matter or thing properly considered and acted upon by the stockholders in accordance with the Company’s by-laws and applicable law. Non-voting common stockholders carry the same rights and privileges as voting common stockholders except they shall not be entitled to vote on any matter. Non-voting common stock can be converted to an equal number of shares of voting common stock provided that certain transfer provisions are met. The non-voting common stock will only be convertible after a transfer from the initial holder of the non-voting common stock to a third party unaffiliated with the initial holder through a permitted transfer. A permitted transfer is defined as being a transfer to an affiliate of the holder or the Company, transfer in a widespread public distribution, in transfers in which no transferee (or group of affiliated transferees) receives 2% or more of any class of the voting securities of the Company, or to a transferee that would control more than 50% of the voting securities of the Company without any transfer from the transferor.

At January 31, 2020, the Company committed a total of 9,579,061 shares of common stock for future issuance as follows:

Issued and outstanding stock options	7,837,023
Nonvested issued and outstanding restricted stock units (“RSU”s)	948,119
Possible issuance under incentive plans	793,919

9,579,061